RECEIVABLES (Details) - USD ($)	Jun. 29, 2018	Jun. 30, 2017
Receivables [Abstract]
Receivables, gross	$ 468,000,000	$ 368,000,000
Less allowances for collection losses	(2,000,000)	(3,000,000)
Receivables, net	466,000,000	$ 365,000,000
RSA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Authorized amount of accounts receivables outstanding under agreement	$ 50,000,000